Consolidated Statements of Financial Position - USD ($)	Oct. 31, 2024	Oct. 31, 2023
Current
Cash	$ 125,705	$ 31,584
Prepaid expenses and other receivables	141,736	103,999
Total current assets	267,441	135,583
Property and equipment	15,272	32,767
Total assets	282,713	168,350
Current
Trade payables and other liabilities	336,575	209,285
Deposit liability	63,000	63,000
Current lease liability	11,980	17,036
Debenture payable	37,389	37,509
Convertible debentures	3,853,273	3,548,059
Derivative liabilities	1,570,675	1,079,393
Warrant liabilities	1,087,997	0
Total current liabilities	6,960,889	4,954,282
Non-current lease liability	0	12,018
Long-term loan	44,806	43,254
Total liabilities	7,005,695	5,009,554
Shareholders' Deficiency
Share capital	91,678,279	90,471,712
Contributed surplus	27,288,183	24,868,843
Equity component of convertible debentures	696,671	3,220,473
Accumulated deficit	(126,386,115)	(123,402,232)
Total shareholders' deficiency	(6,722,982)	(4,841,204)
Total liabilities and shareholders' deficiency	$ 282,713	$ 168,350